Description of Business and Summary of Accounting Principles - Antidilutive shares (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive shares
Shares excluded from the calculation of diluted loss per share because such amounts were antidilutive	24,332,213	21,635,589	24,276,642	18,044,750
Shares issuable upon conversion of Series A Preferred Stock
Antidilutive shares
Shares excluded from the calculation of diluted loss per share because such amounts were antidilutive	9,795,106	9,975,106	9,795,118	9,795,118
Shares issuable upon conversion of Series B Preferred Stock
Antidilutive shares
Shares excluded from the calculation of diluted loss per share because such amounts were antidilutive	6,391,334	6,199,568	6,391,198	3,486,962
Shares issuable upon conversion of Series C Preferred
Antidilutive shares
Shares excluded from the calculation of diluted loss per share because such amounts were antidilutive	918,910		876,734
Shares issuable upon exercise of warrants
Antidilutive shares
Shares excluded from the calculation of diluted loss per share because such amounts were antidilutive	2,364,697	2,217,349	2,361,926	2,003,406
Shares issuable upon exercise of stock options
Antidilutive shares
Shares excluded from the calculation of diluted loss per share because such amounts were antidilutive	4,862,166	3,243,566	4,851,666	2,759,264